Income Taxes - Schedule of Reconciliation of The Effective Tax Rate (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
(Loss) income before income tax expense (benefit)	$ (23)	$ (30)	$ (94)	$ 38
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes at the statutory rate	(5)
State income taxes, net of federal benefit	3		1	1
Jurisdictional rate differences	(11)	(1)	9	15
Changes in valuation allowances	23	(2)
Benefit of income not allocated to the Company	1
Income in separate U.S. tax consolidations	16
Non-deductible expenses	8	(2)
Tax credits	(4)
Change in uncertain tax positions	(5)
Other	(1)	(2)	(1)
Total income tax expense (benefit)	$ 25	$ (5)	$ 9	$ 16
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Provision for income taxes at the statutory rate	21.00%
State income taxes, net of federal benefit	(12.00%)			3.00%
Jurisdictional rate differences	49.00%	(3.00%)	(11.00%)	41.00%
Changes in valuation allowances	(100.00%)	6.00%
Benefit of income not allocated to the Company	(4.00%)
Income in separate U.S. tax consolidations	(68.00%)
Non-deductible expenses	(35.00%)	6.00%
Tax credits	19.00%
Change in uncertain tax positions	24.00%
Other	(3.00%)	7.00%	1.00%
Income tax expense (benefit)	(109.00%)	16.00%	(10.00%)	44.00%